Redeemable noncontrolling Interests - (Additional Information) (Details)	12 Months Ended
Dec. 31, 2022
Class A Common Stock
Noncontrolling Interest [Line Items]
Conversion Basis	one-to-one
Class B Common Stock | Hoya Topco L L C [Member]
Noncontrolling Interest [Line Items]
Common units ownership	100.00%
Hoya Intermediate, LLC | Hoya Topco L L C [Member]
Noncontrolling Interest [Line Items]
Common units ownership	59.50%